SHORT-TERM DEBT AND LONG-TERM DEBT - Additional disclosures (Details) R$ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2023 BRL (R$)	May 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Sep. 30, 2022 USD ($)
Global Credit Line
LOANS AND FINANCING
Maximum borrowing capacity				R$ 4,236.0	$ 875.0
Gerdau Acominas S.A. and Gerdau Acos Longo S.A.
LOANS AND FINANCING
Loan amount borrowed from top-tier financial institutions	R$ 600.5	R$ 750.0
Loan, maturity term	3 years	2 years
Gerdau Trade Inc.
LOANS AND FINANCING
Repayment of debt			$ 188.3	R$ 931.1